Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	KALOP
Entity Registrant Name	KALOBIOS PHARMACEUTICALS INC
Entity Central Index Key	0001293310
Entity Filer Category	Smaller Reporting Company